Investment Portfolioas of November 30, 2024 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 98.5%
Canada 8.6%
Agnico Eagle Mines Ltd.	61,830	5,213,477
Alimentation Couche-Tard, Inc.	59,840	3,500,692
Brookfield Asset Management Ltd. "A"	99,751	5,721,532
Brookfield Corp.	306,502	18,834,719
Canadian National Railway Co.	35,864	4,004,555
Lululemon Athletica, Inc.*	6,075	1,948,010
(Cost $12,902,285)		39,222,985
China 4.6%
ANTA Sports Products Ltd.	200,000	1,994,291
BYD Co., Ltd. "H"	56,500	1,851,277
Ping An Insurance Group Co. of China Ltd. "H"	1,098,000	6,382,090
Tencent Holdings Ltd.	168,300	8,679,263
Trip.com Group Ltd.*	32,950	2,155,241
(Cost $20,191,352)		21,062,162
Denmark 2.1%
Novo Nordisk A/S "B" (Cost $8,505,858)	90,201	9,654,796
Finland 0.5%
Amer Sports, Inc.* (a) (Cost $1,476,739)	90,100	2,372,333
France 11.6%
Air Liquide SA	17,245	2,880,279
Airbus SE	31,538	4,910,348
Capgemini SE	37,040	5,942,542
Cie de Saint-Gobain SA	60,262	5,498,057
LVMH Moet Hennessy Louis Vuitton SE	8,270	5,193,949
Schneider Electric SE	27,652	7,147,735
Teleperformance SE	11,524	1,087,932
TotalEnergies SE	192,739	11,213,436
Vinci SA	82,250	8,678,942
(Cost $38,932,156)		52,553,220
Germany 14.5%
adidas AG	14,111	3,338,534
Allianz SE (Registered)	42,086	13,035,541
Auto1 Group SE 144A*	57,500	801,698
BASF SE	43,115	1,939,101
Brenntag SE	34,200	2,223,048
Deutsche Boerse AG	56,441	13,242,710
Deutsche Post AG	69,572	2,567,250
Deutsche Telekom AG (Registered)	177,210	5,705,883
Merck KGaA	13,342	2,002,695
SAP SE	55,755	13,228,547
Siemens Healthineers AG 144A	79,161	4,309,809
TeamViewer SE 144A*	112,294	1,374,512

Wacker Chemie AG	15,189	1,139,509
Zalando SE 144A*	33,316	1,043,308
(Cost $52,174,567)		65,952,145
Hong Kong 1.4%
Techtronic Industries Co., Ltd. (Cost $897,848)	440,501	6,289,598
Ireland 3.2%
Experian PLC	126,109	6,029,959
ICON PLC* (b)	12,500	2,628,125
Kerry Group PLC "A"	60,919	5,898,992
(Cost $9,436,691)		14,557,076
Israel 1.2%
CyberArk Software Ltd.* (b)	12,249	3,962,674
Wix.com Ltd.* (b)	7,000	1,566,180
(Cost $3,634,394)		5,528,854
Italy 0.7%
Stevanato Group SpA (a) (c) (Cost $4,730,388)	164,030	3,285,521
Japan 6.3%
Daikin Industries Ltd.	32,200	3,903,095
Fast Retailing Co., Ltd.	21,200	7,261,402
Hoya Corp.	53,200	6,869,718
Keyence Corp.	15,300	6,651,281
Lasertec Corp.	8,900	985,438
MISUMI Group, Inc.	116,389	1,892,386
Shiseido Co., Ltd.	61,000	1,164,425
(Cost $19,967,289)		28,727,745
Korea 1.0%
Samsung Electronics Co., Ltd. (Cost $4,843,207)	114,099	4,480,212
Netherlands 6.3%
Adyen NV 144A*	1,764	2,575,945
Argenx SE*	2,646	1,640,488
ASML Holding NV	13,474	9,349,775
ING Groep NV	411,147	6,374,433
NXP Semiconductors NV (b)	9,800	2,247,826
Prosus NV	84,832	3,467,287
Universal Music Group NV	132,962	3,213,696
(Cost $18,473,003)		28,869,450
Norway 0.4%
Mowi ASA (Cost $2,121,060)	92,597	1,682,816
Singapore 4.2%
DBS Group Holdings Ltd.	497,970	15,826,153
Sea Ltd. (ADR)*	29,396	3,345,265
(Cost $8,360,013)		19,171,418
Sweden 3.8%
Assa Abloy AB "B"	176,763	5,431,761

Hexagon AB "B"	161,946	1,387,126
Spotify Technology SA* (a)	21,600	10,302,336
(Cost $8,345,073)		17,121,223
Switzerland 8.1%
Alcon AG	38,607	3,431,192
Lonza Group AG (Registered)	22,782	13,712,242
Nestle SA (Registered)	89,463	7,770,177
Roche Holding AG (Genusschein)	17,637	5,116,261
Sandoz Group AG	106,000	4,843,362
Sportradar Group AG "A"* (b)	123,170	2,135,768
(Cost $23,378,294)		37,009,002
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,730,471)	451,000	13,989,255
United Kingdom 3.6%
AstraZeneca PLC	60,654	8,210,729
Halma PLC	107,100	3,696,895
Rentokil Initial PLC	892,100	4,474,877
(Cost $15,306,789)		16,382,501
United States 9.7%
Ferguson Enterprises, Inc.	17,800	3,843,554
Flutter Entertainment PLC* (d)	8,939	2,460,129
Marsh & McLennan Companies, Inc.	44,245	10,319,261
Mastercard, Inc. "A"	12,709	6,773,134
NVIDIA Corp.	79,100	10,935,575
Schlumberger NV	128,735	5,656,616
Thermo Fisher Scientific, Inc.	7,447	3,944,155
(Cost $16,594,702)		43,932,424
Uruguay 3.6%
Globant SA*	53,403	12,163,067
MercadoLibre, Inc.*	2,097	4,162,902
(Cost $6,026,020)		16,325,969
Total Common Stocks (Cost $279,028,199)		448,170,705

Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $2,139,629)	9,291	2,150,567

Other Investments 0.5%
Brazil
Companhia Vale do Rio Doce *(Cost $0)	389,000	2,223,346

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.53% (e) (f) (Cost $2,800,300)	2,800,300	2,800,300

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.67% (e) (Cost $5,030,417)	5,030,417	5,030,417

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $288,998,545)	101.2	460,375,335
Other Assets and Liabilities, Net	(1.2)	(5,578,521)
Net Assets	100.0	454,796,814
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.53% (e) (f)
3,970,600	—	1,170,300 (g)	—	—	948	—	2,800,300	2,800,300
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.67% (e)
8,278,641	13,415,437	16,663,661	—	—	72,349	—	5,030,417	5,030,417
12,249,241	13,415,437	17,833,961	—	—	73,297	—	7,830,717	7,830,717

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $2,736,098, which is 0.6% of net assets.

(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At November 30, 2024 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	99,085,519	22%
Information Technology	91,960,907	20%
Health Care	71,799,661	16%
Industrials	67,983,095	15%
Consumer Discretionary	40,186,127	9%
Communication Services	31,246,443	7%
Consumer Staples	20,017,102	4%
Energy	16,870,052	4%
Materials	13,395,712	3%
Total	452,544,618	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$39,222,985	$—	$—	$39,222,985
China	—	21,062,162	—	21,062,162
Denmark	—	9,654,796	—	9,654,796
Finland	2,372,333	—	—	2,372,333
France	—	52,553,220	—	52,553,220
Germany	—	65,952,145	—	65,952,145
Hong Kong	—	6,289,598	—	6,289,598
Ireland	2,628,125	11,928,951	—	14,557,076
Israel	5,528,854	—	—	5,528,854
Italy	3,285,521	—	—	3,285,521
Japan	—	28,727,745	—	28,727,745
Korea	—	4,480,212	—	4,480,212
Netherlands	2,247,826	26,621,624	—	28,869,450
Norway	—	1,682,816	—	1,682,816
Singapore	3,345,265	15,826,153	—	19,171,418
Sweden	10,302,336	6,818,887	—	17,121,223
Switzerland	2,135,768	34,873,234	—	37,009,002
Taiwan	—	13,989,255	—	13,989,255
United Kingdom	—	16,382,501	—	16,382,501
United States	41,472,295	2,460,129	—	43,932,424
Uruguay	16,325,969	—	—	16,325,969
Preferred Stocks	—	2,150,567	—	2,150,567
Other Investments	2,223,346	—	—	2,223,346
Short-Term Investments (a)	7,830,717	—	—	7,830,717
Total	$138,921,340	$321,453,995	$—	$460,375,335

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DIGF-PH1
R-080548-2 (1/25)